Income tax (Details Narrative) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Tax
Effective tax rate	0.20%	0.10%
Statutory corporate income tax rate	20.60%	20.60%
Deferred tax assets	kr 4,766		kr 855